Shareholders' Equity (Details Textual)		1 Months Ended	12 Months Ended
	Nov. 15, 2017 shares	Mar. 31, 2013 $ / shares shares	Dec. 31, 2018 shares	Dec. 31, 2017 USD ($) Milestone shares	Dec. 31, 2016 Milestone shares	Dec. 31, 2014 shares
Class Of Stock [Line Items]
Reverse split of ordinary shares			1-for-7
Reverse split of ordinary shares, ratio	0.1429		0.1429
Common stock, shares authorized	30,000,000		30,000,000	30,000,000
Antidilutive securities excluded from computation of earnings per share			94,000	3,057,000
Treasury shares			43,000	43,000
Unvested Restricted Ordinary Shares [Member]
Class Of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share			622,667	622,667
Exercise of Share Options and Subject to Future Vesting [Member]
Class Of Stock [Line Items]
Antidilutive securities excluded from computation of earnings per share				79,000
Restricted Common Stock [Member]
Class Of Stock [Line Items]
Stock issued during period		2,783,686
Share price of stock issued | $ / shares		$ 0.0068
Shares subject to repurchase option		1,538,353
Share based compensation arrangement by share based payment award period from termination date of employee or consultant for repurchase of shares		2 months
Number of milestones achieved | Milestone				2	2
Common shares, unvested			622,667,000	622,667,000		769,176,000
Accelerated ordinary shares vested				146,510,000
Modification expense resulting from accelerated vesting of ordinary shares | $				$ 1,495,000
Vested After Obtaining Suitable siRNA License [Member]
Class Of Stock [Line Items]
Shares vesting percentage			25.00%
Vested After Obtaining Suitable siRNA License [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage		25.00%
Vested After in Vivo Proof-of-concept Achieved [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage		25.00%
Vested After IND Application Completed [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage		25.00%
Vested After in Human Efficacy Achieved [Member] | Restricted Common Stock [Member]
Class Of Stock [Line Items]
Shares vesting percentage		25.00%
Ordinary Shares [Member] | Arcturus Inc [Member]
Class Of Stock [Line Items]
Stock conversion ratio	0.293
Warrant [Member]
Class Of Stock [Line Items]
Warrant outstanding					192,647
Common shares issued upon warrant conversion				188,980
Proceeds from warrant exercised | $				$ 160,000